As filed with the Securities and Exchange Commission on November 19, 2015
                                                                                                                               File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 1,535	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 1,535	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On December 18, 2015, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,535 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 18, 2015, the effectiveness of the registration statement for the iShares Australian Dollar ETF, iShares British Pound ETF, iShares Canadian Dollar ETF, iShares Chinese Offshore Renminbi ETF, iShares Euro ETF, iShares Japanese Yen ETF, iShares Mexican Peso ETF, iShares New Zealand Dollar ETF, iShares Norwegian Krone ETF, iShares Singapore Dollar ETF, iShares Swedish Krona ETF, iShares Swiss Franc ETF, iShares Thai Offshore Baht ETF and iShares Turkish Lira ETF (the “Funds”), filed in Post-Effective Amendment No. 937 on July 30, 2013, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Funds was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
962	September 27, 2013	October 25, 2013
976	October 24, 2013	November 22, 2013
987	November 21, 2013	December 20, 2013
1,006	December 19, 2013	January 17, 2014
1,026	January 16, 2014	February 14, 2014
1,047	February 13, 2014	March 14, 2014
1,062	March 13, 2014	April 11, 2014
1,081	April 10, 2014	May 9, 2014
1,109	May 8, 2014	June 6, 2014
1,134	June 5, 2014	July 3, 2014
1,160	July 2, 2014	August 1, 2014
1,184	July 31, 2014	August 29, 2014
1,206	August 28, 2014	September 26, 2014
1,219	September 25, 2014	October 24, 2014
1,233	October 23, 2014	November 21, 2014
1,247	November 20, 2014	December 19, 2014
1,278	December 18, 2014	January 16, 2015
1,307	January 15, 2015	February 13, 2015
1,331	February 12, 2015	March 13, 2015
1,365	March 12, 2015	April 10, 2015
1,388	April 9, 2015	May 8, 2015
1,419	May 7, 2015	June 5, 2015
1,430	June 4, 2015	July 2, 2015
1,466	July 1, 2015	July 31, 2015
1,485	July 30, 2015	August 28, 2015
1,499	August 27, 2015	September 25, 2015
1,507	September 24, 2015	October 23, 2015
1,516	October 22, 2015	November 20, 2015

This Post-Effective Amendment No. 1,535 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 937.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,535 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 19th day of November, 2015.

iSHARES TRUST

By:
Manish Mehta*
President

Date: November 19, 2015

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,535 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman*
Trustee

Date: November 19, 2015

John E. Martinez*
Trustee

Date: November 19, 2015

Cecilia H. Herbert*
Trustee

Date: November 19, 2015

Charles A. Hurty*
Trustee

Date: November 19, 2015

John E. Kerrigan*
Trustee

Date: November 19, 2015

Robert H. Silver*
Trustee

Date: November 19, 2015

Robert S. Kapito
Trustee

Date: November 19, 2015

Madhav V. Rajan*
Trustee

Date: November 19, 2015

Jane D. Carlin*
Trustee

Date: November 19, 2015

/s/ Jack Gee
Jack Gee
Treasurer

Date: November 19, 2015

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: November 19, 2015

*
Powers of Attorney, each dated March 25, 2015, for Manish Mehta, Jane D. Carlin, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to PEA No. 1,490.